Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefits Plans [Abstract]
Benefit Plans

Note 12- Benefits Plans

Pension Plan

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan (“Pension Plan”), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the Pension Plan to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The Pension Plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the Pension Plan generally are amortized over the estimated remaining service periods of employees.

Note 12 - Benefits Plans

The following tables set forth the Plan's funded status at December 31, 2012 and 2011 and components of net periodic pension cost for the years ended December 31, 2012 and 2011:

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$10,338	$8,723
Interest Cost	444	469
Actuarial loss	454	1,807
Benefits paid	(514)	(503)
Settlements	(752)	(158)
Benefit obligation, ending	$9,970	$10,338

Change in Plan Assets:

Fair value of assets, beginning of year	$4,973	$4,746
Actual return on plan assets	597	76
Employer contributions	2,700	812
Benefits paid	(514)	(503)
Settlements	(752)	(158)

Fair value of assets, ending	$7,004	$4,973

Reconciliation of Funded Status:

Accumulated benefit obligation	$9,970	$10,338

Projected benefit obligation	$9,970	$10,338

Fair value of assets	(7,004)	(4,973)

Funded status, included in other liabilities	$(2,996)	$(5,365)

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Note 12 - Benefits Plans (Continued)

Net Periodic Pension Expense:	December 31,
	2012	2011
	(In Thousands)

Interest cost	$444	$469
Expected return on assets	(463)	(375)
Amortization of net (gain) or loss	63	-
Settlement loss	164	-

Net Periodic Pension Cost	$208	$94

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%
Long term rate of return on plan assets	8.00%	8.00%
Salary Increase Rate	N/A	N/A

At December 31, 2012 and December 31, 2011, unrecognized net loss of $(2,187,000) and $(2,094,000), respectively, was included, net of deferred income tax, in accumulated other comprehensive loss in accordance with ASC 715-20 and ASC 715-30. We expect $73,000 of the unrecognized net loss to be recognized in net periodic pension expense for the year ended December 31, 2013.

Note 12 - Benefits Plan (Continued)

Plan Assets

Investment Policies and Strategies

The primary long-term objective for the Plan is to maintain assets at a level that will sufficiently cover future beneficiary obligations. The Plan will be structured to include a volatility reducing component (the fixed income commitment) and a growth component (the equity commitment).

To achieve the Plan Sponsor’s long-term investment objectives, the Trustee will invest the assets of the Plan in a diversified combination of asset classes, investment strategies, and pooled vehicles. The asset allocation guidelines in the table below reflect the Bank’s risk tolerance and long-term objectives for the Plan. These parameters will be reviewed on a regular basis and subject to change following discussions between the Bank and the Trustee.

Initially, the following asset allocation targets and ranges will guide the Trustee in structuring the overall allocation in the Plan’s investment portfolio. The Bank or the Trustee may amend these allocations to reflect the most appropriate standards consistent with changing circumstances. Any such fundamental amendments in  strategy will be discussed between the Bank and the Trustee prior to implementation.

Based on the above considerations, the following asset allocation ranges will be implemented:

Asset Allocation Parameters by Asset Class
	Minimum	Target	Maximum
Equity
Large-Cap U.S.		26%
Mid/Small-Cap U.S.		12%
Non-U.S.		12%
Total-Equity	40%	50%	60%

Fixed Income
Long Duration		47%
Money Market/Certificates of Deposit		3%
Total-Fixed Income	40%	50%	60%

The parameters for each asset class provide the Trustee with the latitude for managing the Plan within a minimum and maximum range. The Trustee will have full discretion to buy, sell, invest and reinvest in these asset segments based on these guidelines which includes allowing the underlying investments to fluctuate within the stated policy ranges. The Plan will maintain a cash equivalents component (not to exceed 3% under normal circumstances) within the fixed income allocation for liquidity purposes.

The Trustee will monitor the actual asset segment exposures of the Plan on a regular basis and, periodically, may adjust the asset allocation within the ranges set forth above as it deems appropriate. Periodic reallocations of assets will be based on the Trustee’s perception of the changing risk/return opportunities of the respective asset classes.

Determination of Long-Term Rate–of Return

The long-term rate-of-return-on assets assumption was set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the plan’s target allocation of asset classes. Equities and fixed income securities were assumed to earn real rates of return in the ranges of 5-9% and 2-6%, respectively. The long-term inflation rate was estimated to be 3%. When these overall return expectations are applied to the Plan’s target allocation, the result is an expected rate of return of 7% to 11%.

Note 12 - Benefits Plan (Continued)

The fair values of the Company’s pension plan assets at December 31, 2012, by asset category (see Note 16 for the definitions of levels), are as follows:

Asset Category	Total	(Level 1)		(Level 2)		(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$766,221	$766,221	$		$
Mid-Cap Value (b)	385,766	385,766		-		-
Small-Cap Value (c)	367,800	367,800		-		-
Foreign Large Growth (d)	230,043	230,043		-		-

Mutual Funds-Fixed Income
World Bond (e)	793,273	793,273		-		-
Intermediate Government (f)	727,626	727,626		-		-
Inflation Protected (g)	666,735	666,735		-		-

Mutual Funds-Asset Allocation/Balanced
Conservative Allocation (h)	2,219,131	2,219,131		-		-
World Allocation (i)	340,332	340,332		-		-

Stock
BCB Common Stock	477,225	477,225		-		-

Cash Equivalents
Money Market	$30,348	$30,348		$-		$-

Total	$7,004,500	$7,004,500		$-		$-

Note 12 - Benefits Plan (Continued)

(a)

Large-value portfolios invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow.

(b)

Some mid-cap value portfolios focus on medium-size companies while others land here because they own a mix of small-, mid-, and large-cap stocks. All look for U.S. stocks that are less expensive or growing more slowly than the market. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

(c)

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

(d)

Foreign large-growth portfolios focus on high-priced growth stocks, mainly outside of the United States. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). These portfolios typically will have less than 20% of assets invested in U.S. stocks.

(e)

World-bond portfolios invest 40% or more of their assets in foreign bonds. Some world-bond portfolios follow a conservative approach, favoring  high-quality bonds from developed markets. Others are more adventurous and own some lower-quality bonds from developed or emerging markets. Some portfolios invest exclusively outside the U.S., while others regularly invest in both U.S. and non- U.S. bonds.

(f)

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debit. These portfolios have durations typically between 3.5 and 6.0 years. Consequently, the group’s performance-and its level of volatility- tends to fall between that of the short government and long government bond categories.

(g)

Inflation-protected bond portfolios invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities.

(h)

Conservative-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold smaller positions in stocks than moderate-allocation portfolios. These portfolios typically have 20% to 50% of assets in equities and 50% to 80% of assets in fixed income and cash.

(i)

World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

The Company expects to contribute, based upon actuarial estimates, approximately $330,000 to the pension plan in 2013.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2013	$ 587
2014	591
2015	586
2016	596
2017	590
2018-2022	2,977

Note 12 - Benefits Plan (Continued)

The fair values of the Company’s pension plan assets at December 31, 2011, by asset category (see Note 16 for the definitions of levels), are as follows:

Asset Category	Total	(Level 1)		(Level 2)		(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$266,863	$266,863	$		$
Large-Cap Core (b)	327,673	327,673		-		-
Mid-Cap Core (c)	-	-		-		-
Small-Cap Core (d)	158,806	158,806		-		-
International Cap (e)	277,059	277,059		-		-

Mutual Funds-Fixed Income
US Core (f)	519,981	519,981		-		-
Core Plus (g)	-	-		-		-

Common/Collective Trusts-Equity
Large-Cap Value (i)	286,944	-		286,944		-
Large-Cap Growth (j)	525,035	-		525,035		-
International Core (k)	272,948	-		272,948		-

Exchange Traded Funds
Fixed Income (h)	537,986	537,986		-		-

Stock
BCB Common Stock	494,410	494,410		-		-

Cash Equivalents
Money Market	14,637	14,637		-		-
BCB Bank CD	$1,290,457	$-		$1,290,457		$-

Total	$4,972,799	$2,597,415		$2,375,384		$-

(a)	This category consists of a mutual fund holding 100-160 stocks, designed to track and outperform the Russell 1000 Value Index.
(b)	This category contains stocks of the S&P 500 Index. The stocks are maintained in approximately the same weightings as the index.
(c)	This category contains stocks of the MSCI U.S. Mid Cap 450 Index. The stocks are maintained in approximately the same weightings as the index.
(d)	This category consists of 400 or more small and micro-cap companies, with as much as 25% invested in non-U.S. equities.
(e)	This category consists of investments with long-term growth potential located primarily in Europe and the Pacific Basin, with a smaller portion located in developing economies.
(f)	This category consists of mutual funds that invest in long-term treasury and investment grade corporate bond securities with a dollar-weighted average maturity of 15 to 30 years.
(g)

This category consists of a diversified portfolio of bonds and other fixed income securities, including mortgage-related and asset backed securities. Up to 15% may be invested in below investment grade domestic and foreign securities.

(h)	This category consists of an exchange traded fund (ETF) that seeks to approximate the total rate of return of the Barclays Capital U.S. 20+ Year Treasury Bond Index.
(i)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
(j)	This category consists of a portfolio of between 45 and 65 stocks that will typically overweight technology and health care.
(k)	This category consists of a portfolio of over 200 stocks in non-U.S. domiciled companies, with up to 35% invested in emerging markets.

Note 12 - Benefits Plan (Continued)

Supplemental Executive Retirement Plan

The Company acquired through the merger with Pamrapo Bancorp, Inc. a supplemental executive retirement plan (“SERP”) in which certain former employees of Pamrapo Bank are covered. A SERP is an unfunded non-qualified deferred retirement plan.  Participants who retire at the age of 65 (the “Normal Retirement Age”), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

The following tables set forth the SERP's funded status and components of net periodic SERP cost:

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$511	$596
Interest Cost	21	29
Actuarial loss	16	25
Benefits paid	(74)	(139)
Benefit obligation, ending	$474	$511

Change in Plan Assets:

Fair value of assets, beginning of year	$-	$-
Employer contributions	74	139
Benefits paid	(74)	(139)

Fair value of assets, ending	$-	$-

Reconciliation of Funded Status:

Accumulated benefit obligation	$474	$511

Projected benefit obligation	$474	$511

Fair value of assets	-	-

Funded status, included in other liabilities	$474	$511

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Note 12 - Benefits Plan (Continued)

	December 31,
Net Periodic SERP Expense:	2012	2011
	(In Thousands)

Interest Cost	$21	$29

Net Periodic SERP Cost	$21	$29

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%

Rate of increase in compensation	N/A	N/A	%

At December 31, 2012 and December 31, 2011, unrecognized net loss of $46,000 and $30,000, respectively, was included, net of deferred income tax, in accumulated other comprehensive income in accordance with ASC 715-20 and ASC 715-30. None of the unrecognized net loss is expected to be recognized in net periodic SERP cost for the year ended December 31, 2012.

The Company expects to contribute, based upon actuarial estimates, approximately $62,000 to the SERP plan in 2013.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2013 $ 62 2014 62 2015 62 2016 62 2017 62 2018-2022 218

Note 12 - Benefits Plan (Continued)

Stock Options

The Company has three stock-related compensation plans, the 2002 Stock Option Plan, 2003 Stock Option Plan, and the 2011 Stock Option Plan (the “Plans”). All stock options granted have a ten year term. For the 2002 Stock Option Plan and the 2003 Stock Option Plan all shares granted have vested and all but 5,469 options authorized under the Plans have been granted as of December 31, 2012. For the 2011 Stock Option Plan, stock option awards vest at a rate of 10% per year, over ten years commencing on the first anniversary of the grant date. As of December 31, 2012, 60,000 options had been granted, with 840,000 shares authorized under the Plan remaining to be granted. During the years ended December 31, 2012 and 2011, the Company recorded $24,000 and $12,000, respectively, as stock option compensation expense. During the year ended December 31, 2010, the Company recorded no share-based compensation expense.

A summary of stock option activity, adjusted to retroactively reflect subsequent stock dividends, follows:

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (000's)

Outstanding at December 31, 2010	289,613	$5.29-$29.25	$ 12.00

Options forfeited	(3,000)	29.25	29.25
Options exercised	(28,637)	8.26	8.26		$ 70
Options granted	60,000	8.93	8.93
Options expired	-	-	-

Outstanding at December 31, 2011	317,976	$5.29-$29.25	11.61	4.46 years	231

Options forfeited	(11,000)	8.93-29.25	17.06
Options exercised	(29,661)	5.29-9.34	6.01		131
Options granted	-	-	-
Options expired	(3,019)	5.29-15.11	11.80

Outstanding at December 31, 2012	274,296	$8.93-$29.25	11.97	2.96 years	34

Exercisable at December 31, 2012	224,796	$8.93-$29.25	12.64	1.71 years	6

Note 12 - Benefits Plan (Continued)

The key valuation assumptions and fair value of stock options granted during the year ended December 31, 2011 were:

Expected life	7.25 years
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$ 1.49

It is Company policy to issue new shares upon share option exercise. Expected future compensation expense relating to the 49,500 unexercisable options outstanding as of December 31, 2012 is $54,000 over a weighted average period of 8.75 years.